39. Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2020
Personnel Expenses Tables Abstract
Breakdown of Personnel expenses

The breakdown of “Personnel expenses” is as follows:

Thousand of reais	2020	2019	2018
Wages and salaries	5,730,779	5,876,328	5,812,688
Social security costs	1,222,352	1,276,620	1,404,537
Benefits	1,390,044	1,491,485	1,387,078
Defined benefit pension plans (note 22)	6,892	10,917	8,939
Contributions to defined contribution pension plans	117,216	131,885	131,388
Share-based compensation	19,348	88,248	58,050
Training	49,037	66,215	62,756
Other personnel expenses	335,813	386,016	340,571
Total	8,871,481	9,327,714	9,206,007

Local and Global Program

b.1) Local and Global Program

Program	Plan			Vesting Period	Period of Exercise/Settlement
Local	Santander Brasil Bank Shares			01/2019 to 12/2021 01/2020 to 12/2022 2019 to 2023	03/2022 and 03/2023 03/2023 and 03/2024 2022 and 2023
Global	Santander Spain Shares and Options			01/2020 to 12/2022	03/2023 and 03/2025

Program	Liquidity Type	Vesting Period	Period of Exercise/Settlement	01/01 to 12/31/2020	01/01 to 12/31/2019
Local	Santander Brasil Bank Shares	01/2019 to 12/2021 01/2020 to 12/2022 2019 to 2023	03/2022 and 03/2023 03/2023 and 03/2024 2022 and 2023	R$ 4,916,667 (*) R$ 9,440,000 (*) 841,446 SANB11	R$ 4,916,667 (*) R$ 9,440,000 (*) 841,446 SANB11
Global	Santander Spain Shares and Options	01/2020 to 12/2022	03/2023 and 03/2025	318,478 SAN 1,664,983 opções s/ SAN	318,478 SAN 1,664,983 opções s/ SAN
Balance of Plans on December 31, 2020				R$ 14,356,667 841,446 SANB11 318,478 SAN 1,664,983 opções s/ SAN	R$ 14,356,667 841,446 SANB11 318,478 SAN 1,664,983 opções s/ SAN

Impact on Results

The impacts on the result are recorded in the Personnel Expenses item, as follows:

Program	Liquidity Type	01/01 to 12/31/2020
Local	Santander Brasil Bank Shares	10,776
Global	Santander Spain Shares and Options	846

Variable Remuneration Referenced to Shares

The variable remuneration plan with payment referenced in Banco Santander shares is divided into 2 programs: (i) Identified Collective and (ii) Other Employees. The impacts on the result are recorded in the Personnel Expenses item, as follows:

Program	Participant	Liquidity Type	01/01 to 12/31/2020	01/01 to 12/31/2019
Collective Identified	Members of the Executive Committee, Statutory Officers and other executives who assume significant and responsible risks of control areas	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)	103,696	98,441
Unidentified Collective	Management-level employees and employees who are benefited by the Deferral Plan	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)	98,069	104,068